March 13, 2007

ATTORNEYS AT LAW

ONE DETROIT CENTER

500 WOODWARD AVENUE, SUITE 2700

DETROIT, MI 48226-3489

313.234.7100 TEL

313.234.2800 FAX

www.foley.com

WRITER’S DIRECT LINE

313.234.7105

tchinonis@foley.com EMAIL

CLIENT/MATTER NUMBER

071569-0104

Securities and Exchange Commission

One Station Place

100 F Street, N.E.

Washington, D.C. 20549

Re:	Oakmont Acquisition Corp. (File No. 000-51423) Preliminary Proxy Material

Ladies and Gentlemen: :

On behalf of Oakmont Acquisition Corp., a Delaware corporation (the “Company”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended, a preliminary copy of the Company’s notice of special meeting, proxy statement and form of proxy for use in conjunction with a special meeting of Company’s stockholders (the “Special Meeting”).

The only substantive matters to be considered at the Special Meeting of which the Company is aware are: (1) a proposal to approve the reincorporation of the Company from Delaware to Kansas; (2) a proposal to adopt the Agreement and Plan of Merger, dated as of February 8, 2007, by and among the Company, Oakmont Kansas, Inc., a newly-formed wholly-owned subsidiary of the Company, Brooke Corporation, a Kansas corporation, and Brooke Credit Corporation, a Kansas corporation and subsidiary of Brooke Corporation, providing for the merger of Brooke Credit Corporation with and into the Company with the Company surviving; and (3) a proposal to approve the 2007 Oakmont Acquisition Corp. Equity Incentive Plan.

The Company intends to print definitive proxy materials as soon as practicable after the staff completes its review of the preliminary proxy statement.

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

Securities and Exchange Commission

March 13, 2007

Should any questions arise in connection with this filing, please contact the undersigned at (313) 234-7105 or Thomas E. Hartman at (313) 234-7102.

Very truly yours,

/s/ Thomas J. Chinonis
Thomas J. Chinonis

TJC:sdb